Non-interest income (Tables)	12 Months Ended
Dec. 31, 2020
Non-interest income
Schedule of Non-interest income

2 Non-interest income

	2020	2019	2018
	£m	£m	£m
Net fees and commissions (1)	2,012	2,511	2,357
Income from trading activities
Foreign exchange	569	448	643
Interest rate	541	532	695
Credit	3	32	45
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	(24)	(60)	72
- derivative liabilities	—	(20)	20
Equities, commodities and other	36	—	32
	1,125	932	1,507

Other operating income
Loss on redemption of own debt	(324)	—	—
Operating lease and other rental income	232	250	256
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss(2)	(54)	(17)	(26)
Changes in fair value of other financial assets at fair value through profit or loss (3)	2	58	18
Hedge ineffectiveness	24	48	(65)
(Loss)/profit on disposal of amortised cost assets	(18)	42	44
Profit/(loss) on disposal of fair value through other comprehensive income assets	96	(22)	34
Profit on sale of property, plant and equipment	13	58	50
Share of (losses)/profits of associated entities	(30)	(14)	83
(Loss)/profit on disposal of subsidiaries and associates (4)	(16)	2,224	(72)
Other income (5, 6)	(15)	136	560
	(90)	2,763	882
	3,047	6,206	4,746

Notes:

(1)	Refer to Note 4 for further analysis.
(2)	Including related derivatives.
(3)	Includes instruments that have failed SPPI testing under IFRS 9.
(4)

2019 includes a gain of £444 million(€523 million), a legacy liability release of £256 million and an FX recycling gain of £290 million on completion of the Alawwal bank merger in June 2019; In 2019, £1,102 million of FX recycling gains arising on the liquidation of RFS Holdings BV and £67 million in relation to a capital repayment by UBI DAC. The recycling gains and capital repayment have been calculated using the step-by-step method in IFRIC 16 and by reference to the proportion of equity applied to the FX translation reserve.

(5)	Includes income from activities other than banking. 2018 includes insurance recoveries of £357 million.
(6)	2020 includes £58 million loss on acquisition of a £3.0 billion prime UK mortgages portfolio from Metro Bank plc.